Long-Term Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Prepaid Expenses [Abstract]
Schedule of Long-Term Prepaid Expenses

Long-term prepaid expenses were comprised of the following:

	December 31, 2025	December 31, 2024
Prepaid expenses for public infrastructure	$7,351,489	$7,583,098
Less: accumulated amortization	(517,327)	(365,112)
Total	$6,834,162	$7,217,986